Amounts Due from Related Party, Net (Tables)	12 Months Ended
Mar. 31, 2025
Amounts Due from Related Party, Net [Abstract]
Schedule of Amounts Due from Related Party

As of March 31, 2025 and 2024, amounts due from related party, net, consisted of the following balances:

	As of March 31,
	2025	2024
Amounts due from related party	$-	$3,895
Less: allowance for expected credit losses	-	(37)
Total amounts due from related party, net	$-	$3,858

Schedule of Related Party of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$37	$-
(Reversal of) provision for expected credit losses	(37)	37
Balance at end of the year	$-	$37